Staff costs (Tables)	12 Months Ended
Dec. 31, 2023
Staff costs
Summary of Staff costs

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Wages and salaries	€(100,250)	€(99,708)	€(107,794)
Social security costs	(15,742)	(16,748)	(19,109)
Pension costs	(5,581)	(5,583)	(4,906)
Costs related to subscription right plans	(36,628)	(62,003)	(52,131)
Other personnel costs	(6,682)	(9,670)	(6,535)
Total personnel costs	€(164,883)	€(193,712)	€(190,475)

Summary of average number of FTE's

	Year ended December 31,
	2023	2022	2021
Members of the Executive Committee	4	4	5
Research and development	372	434	568
Commercial and medical affairs	13	7	6
Corporate and support	245	250	298
Total	634	695	877

Summary of number of employees

	2023	2022	2021
Number of employees on December 31	646	724	772